SIGNIFICANT ACCOUNTING POLICIES (Derivatives And Hedging Activities) (Narrative) (Details) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Forward Contracts [Member]
Derivative [Line Items]
Notional amount	$ 6,151	$ 4,295
Option Contracts [Member]
Derivative [Line Items]
Notional amount	$ 7,784	$ 900